Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	March 31,	December 31,
	2020	2019
Fixed Rate Secured:
5.75% Senior Notes due September 30, 2020	$126	$126
8.50% Senior Notes, Series C, due December 30, 2020	13	14
4.10% Senior Notes, due June 1, 2022	400	400
7.00% Debentures due September 1, 2022	482	482
2.75% Senior Notes due June 1, 2024	500	500
2.95% Senior Notes due April 1, 2025	350	350
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
7.25% Senior Notes, Series B, due December 30, 2029	36	36
2.75% Senior Notes due May 15, 2030	400	-
6.47% Senior Notes, Series A, due September 30, 2030	82	83
7.00% Senior Notes due May 1, 2032	500	500
7.25% Senior Notes due January 15, 2033	350	350
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	500	500
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes, due June 1, 2049	500	500
3.10% Senior Notes, due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	-
Secured long-term debt	9,019	8,221
Unsecured:
Term loan credit agreement maturing October 6, 2020	-	460
Term loan credit agreement maturing June 1, 2021	450	-
Total long-term debt	9,469	8,681
Unamortized discount and debt issuance costs	(65)	(56)
Less amount due currently	(148)	(608)
Long-term debt, less amounts due currently	$9,256	$8,017

	December 31,
	2019	2018

Fixed Rate Secured:
2.15% Senior Notes due June 1, 2019	$-	$250
5.75% Senior Notes due September 30, 2020	126	126
8.50% Senior Notes, Series C, due December 30, 2020	14	-
4.10% Senior Notes, due June 1, 2022	400	400
7.00% Debentures due September 1, 2022	482	482
2.75% Senior Notes due June 1, 2024	500	-
2.95% Senior Notes due April 1, 2025	350	350
3.86% Senior Notes, Series A, due December 3, 2025	174	-
3.86% Senior Notes, Series B, due January 14, 2026	38	-
3.70% Senior Notes due November 15, 2028	650	350
5.75% Senior Notes due March 15, 2029	318	318
7.25% Senior Notes, Series B, due December 30, 2029	36	-
6.47% Senior Notes, Series A, due September 30, 2030	83	-
7.00% Senior Notes due May 1, 2032	500	500
7.25% Senior Notes due January 15, 2033	350	350
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	500	500
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes, due June 1, 2049	500	-
3.10% Senior Notes, due September 15, 2049	700	-
Secured long-term debt	8,221	6,126
Variable Rate Unsecured:
Term loan credit agreement maturing December 9, 2019	-	350
Term loan credit agreement maturing October 6, 2020	460	-
Total long-term debt	8,681	6,476
Unamortized discount and debt issuance costs	(56)	(41)
Less amount due currently	(608)	(600)
Long-term debt, less amounts due currently	$8,017	$5,835

Schedule Of Long-Term Debt Maturity

Year	Amount
2020 (excluding first three months of 2020)	$148
2021	459
2022	891
2023	10
2024	510
Thereafter	7,451
Unamortized discount and debt issuance costs	(65)
Total	$9,404

Year	Amount
2020	$608
2021	9
2022	891
2023	10
2024	510
Thereafter	6,653
Unamortized discount and debt issuance costs	(56)
Total	$8,625